                                                             OMB APPROVAL
                                                        OMB Number: 3235-0006
                                                      Expires: October 31, 2000
                                                       Estimated average burden
                                                      hours per response...24.70

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: 6-30-00

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David K. Schafer
Title: President
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ David K. Schafer
-----------------------

Jupiter, FL
9-7-00

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  437,738


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC

                    SCHAFER CULLEN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 June 30, 2000

                                                                                                               VOTING AUTHORITY
                                                        VALUE     SHARES/    SH/  PNT/  INVSTMNT   OTHER    -----------------------
   NAME OF ISSUER      TITLE OF CLASS     CUSIP       (x$1000)    PRN AMT   PRN  CALL   DSCREIN  MANAGERS    SOLE    SHARED   NONE
--------------------  ----------------   ------      ---------    -------   ---  ----   -------  --------   ------  -------- ------
Alltel Corp            COM               020039103      13385      216100   SH          Sole                216100
Alza Corporation       COM               022615108      19452      329000   SH          Sole                329000
Amer Home Products     COM               026609107      16943      288400   SH          Sole                288400
Arrow Electronics      COM               042735100      12157      392150   SH          Sole                392150
Avnet Inc              COM               053807103      13207      222900   SH          Sole                222900
Bank of America        COM               060505104       1234       28700   SH          Sole                 28700
Borg Warner Inc.       COM               099724106      16312      464400   SH          Sole                464400
CNH Global NV          COM               N20935107        203       21900   SH          Sole                 21900
Cadence Design         COM               127387108      13910      682700   SH          Sole                682700
Canadian National      COM               136375102      16053      550000   SH          Sole                550000
Chase Manhattan        COM               16161A108      12188      264600   SH          Sole                264600
Chubb Corp.            COM               171232101      14803      240700   SH          Sole                240700
Conoco Inc.            COM               208251306       1142       51900   SH          Sole                 51900
Dana Corp              COM               235811106      12696      599200   SH          Sole                599200
Diebold Inc.           COM               253651103        270        9700   SH          Sole                  9700
ECT Telecom Ltd.       COM               268258100      15444      432000   SH          Sole                432000
Family Dollar Stores   COM               307000109      17951      917600   SH          Sole                917600
Fed Nat Mortgage       COM               313586109      12749      244300   SH          Sole                244300
FedEx Corp.            COM               31428X106      14436      379900   SH          Sole                379900
Franklin Resources     COM               354613101      15856      522000   SH          Sole                522000
GTE Corp               COM               362320103        237        3800   SH          Sole                  3800
Harman Int'l.          COM               413086109        360        5900   SH          Sole                  5900
Harrah's               COM               413619107       2596      124000   SH          Sole                124000
ICN Pharmaceutical     COM               448924100      17616      633400   SH          Sole                633400
Lafarge Corp.          COM               505862102      12424      591600   SH          Sole                591600
MGM Mirage             COM               552953101        553       17200   SH          Sole                 17200
May Dept. Stores       COM               577778103      12126      505250   SH          Sole                505250
Maytag Corporation     COM               578592107      16310      442300   SH          Sole                442300
Mellon Financial       COM               58551A108      16306      447500   SH          Sole                447500
Merrill Lynch & Co.    COM               590188108        437        3800   SH          Sole                  3800
Mylan Laboratories     COM               628530107       1157       63400   SH          Sole                 63400
Office Depot           COM               676220106       8817     1410800   SH          Sole               1410800
Omnicare, Inc.         COM               681904108       9713     1071800   SH          Sole               1071800
Paine Webber Group     COM               695629105        278        6100   SH          Sole                  6100
Partner Re Ltd         COM               G6852T105      17914      505500   SH          Sole                505500
Petroleum Geo-Srvcs    COM               716597109        230       13500   SH          Sole                 13500
Philips Electronics    COM               500472303        380        8000   SH          Sole                  8000
Royal Group            COM               779915107      14962      626700   SH          Sole                626700
Schering Plough        COM               806605101      17337      343300   SH          Sole                343300
Southdown Inc.         COM               B41297104        277        4800   SH          Sole                  4800
UCAR Int'l Inc.        COM               90262K109      14396     1102100   SH          Sole               1102100
Vecco Instruments      COM               922417100      19631      268000   SH          Sole                268000
Wells Fargo & Co       COM               949746101      13291      343000   SH          Sole                343000
REPORT SUMMARY         43 DATA RECORDS                 437738                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED